UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
           --------------------------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------------

Form 13F File Number:  28-11605
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   GEORGE L. NOBLE
        --------------------------------------------------
Title:  PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
        --------------------------------------------------
Phone:  617-646-6500
        --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ GEORGE L. NOBLE             BOSTON, MA                 2/14/2012
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                   21
                                               -------------

Form 13F Information Table Value Total:             $ 14,177
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACADIA PHARMACEUTICALS INC   COM            004225108       22   20,000 SH       SOLE                 20,000      0    0
AKORN INC                    COM            009728106      556   50,000 SH       SOLE                 50,000      0    0
ALLERGAN INC                 COM            018490102      877   10,000 SH       SOLE                 10,000      0    0
AMARIN CORP PLC              SPONS ADR NEW  023111206      449   60,000 SH       SOLE                 60,000      0    0
ARIAD PHARMACEUTICALS INC    COM            04033A100    1,041   85,000 SH       SOLE                 85,000      0    0
CARDIOME PHARMA CORP         COM NEW        14159U202       69   26,100 SH       SOLE                 26,100      0    0
CELGENE CORP                 COM            151020104      676   10,000 SH       SOLE                 10,000      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108      175   10,000 SH       SOLE                 10,000      0    0
ELAN PLC                     ADR            284131208      687   50,000 SH       SOLE                 50,000      0    0
GOLAR LNG LTD BERMUDA        SHS            G9456A100    1,533   50,000 SH       SOLE                 50,000      0    0
GREEN PLAINS RENEWABLE ENERG COM            393222104      195   20,000 SH       SOLE                 20,000      0    0
INHIBITEX INC                COM            45719T103      328   30,000 SH       SOLE                 30,000      0    0
INSULET CORP                 COM            45784P101      377   20,000 SH       SOLE                 20,000      0    0
JAZZ PHARMACEUTICALS INC     COM            472147107      966   25,000 SH       SOLE                 25,000      0    0
JOHNSON & JOHNSON            COM            478160104      525    8,000 SH       SOLE                  8,000      0    0
NPS PHARMACEUTICALS INC      COM            62936P103      560   85,000 SH       SOLE                 85,000      0    0
OPTIMER PHARMACEUTICALS INC  COM            68401H104      490   40,000 SH       SOLE                 40,000      0    0
PACIFIC ETHANOL INC          COM NEW        69423U206      954  900,000 SH       SOLE                900,000      0    0
PERRIGO CO                   COM            714290103      292    3,000 SH       SOLE                  3,000      0    0
UNITED STATES NATL GAS FUND  UNIT NEW       912318110    2,907  450,000 SH  PUT  SOLE                450,000      0    0
VERTEX PHARMACEUTICALS INC   COM            92532F100      498   15,000 SH       SOLE                 15,000      0    0